INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
R&D tax credit
Tax credit carried forward
Tax credit carried forward	$ 20,207
R&D tax credit | AirCard business
Tax credit carried forward
Tax credit carried forward	17,600
R&D tax credit | U.S. | U.S. subsidiary
Tax credit carried forward
Tax credit carried forward	2,015
R&D tax credit | California | U.S. subsidiary
Tax credit carried forward
Tax credit carried forward	6,396
R&D tax credit | California | U.S. subsidiary | AirCard business
Tax credit carried forward
Tax credit carried forward	2,000
R&D tax credit | France
Tax credit carried forward
Tax credit carried forward	7,298
Period after which unused tax credit may be refunded by the tax authorities	3 years
Investment tax credits | AirCard business
Tax credit carried forward
Tax credit carried forward	4,800
Investment tax credits | Federal
Tax credit carried forward
Tax credit carried forward	22,656
Investment tax credits | Provincial
Tax credit carried forward
Tax credit carried forward	$ 10,385